Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following is a schedule of future minimum lease payments at December 31, 2013 (in thousands):
2014	$208
2015	211
2016 and thereafter	106
$525